Note 3 - Fair Values of Financial Instruments - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Securities available-for-sale	$ 375,104,067	$ 416,763,596
Investments in convertible options	983,950	957,405
Fair Value, Measurements, Recurring [Member]
Investments in convertible options	983,950	957,405
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	22,233,619	24,015,752
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	39,525,248	41,205,439
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	210,980,549	235,176,138
Foreign [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	52,529,579	62,058,522
Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale		144,009
Commercial Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	6,916,071	6,963,242
Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	33,306,997	38,914,577
Redeemable Preferred Stock [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	855,936	669,128
Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	366,347,999	409,146,807
U.S. Agencies [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	707,900	707,900
Mutual Funds [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	347,124	304,031
Common Stock [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	7,701,044	6,604,858
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	8,756,068	7,616,789
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Investments in convertible options
Fair Value, Inputs, Level 1 [Member] | US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale
Fair Value, Inputs, Level 1 [Member] | US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale
Fair Value, Inputs, Level 1 [Member] | Foreign [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale
Fair Value, Inputs, Level 1 [Member] | Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale
Fair Value, Inputs, Level 1 [Member] | Commercial Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale
Fair Value, Inputs, Level 1 [Member] | Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale
Fair Value, Inputs, Level 1 [Member] | Redeemable Preferred Stock [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale
Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale
Fair Value, Inputs, Level 1 [Member] | U.S. Agencies [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	707,900	707,900
Fair Value, Inputs, Level 1 [Member] | Mutual Funds [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	347,124	304,031
Fair Value, Inputs, Level 1 [Member] | Common Stock [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	7,253,044	6,252,858
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	8,308,068	7,264,789
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Investments in convertible options	983,950	957,405
Fair Value, Inputs, Level 2 [Member] | US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	22,233,619	24,015,752
Fair Value, Inputs, Level 2 [Member] | US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	39,525,248	41,205,439
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	210,980,549	235,176,138
Fair Value, Inputs, Level 2 [Member] | Foreign [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	52,529,579	62,058,522
Fair Value, Inputs, Level 2 [Member] | Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale		144,009
Fair Value, Inputs, Level 2 [Member] | Commercial Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	6,916,071	6,963,242
Fair Value, Inputs, Level 2 [Member] | Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	33,306,997	38,914,577
Fair Value, Inputs, Level 2 [Member] | Redeemable Preferred Stock [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	855,936	669,128
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	366,347,999	409,146,807
Fair Value, Inputs, Level 2 [Member] | U.S. Agencies [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale
Fair Value, Inputs, Level 2 [Member] | Mutual Funds [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale
Fair Value, Inputs, Level 2 [Member] | Common Stock [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Investments in convertible options
Fair Value, Inputs, Level 3 [Member] | US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale
Fair Value, Inputs, Level 3 [Member] | US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale
Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale
Fair Value, Inputs, Level 3 [Member] | Foreign [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale
Fair Value, Inputs, Level 3 [Member] | Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale
Fair Value, Inputs, Level 3 [Member] | Commercial Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale
Fair Value, Inputs, Level 3 [Member] | Residential Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale
Fair Value, Inputs, Level 3 [Member] | Redeemable Preferred Stock [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale
Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale
Fair Value, Inputs, Level 3 [Member] | U.S. Agencies [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale
Fair Value, Inputs, Level 3 [Member] | Mutual Funds [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale
Fair Value, Inputs, Level 3 [Member] | Common Stock [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	448,000	352,000
Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available-for-sale	$ 448,000	$ 352,000